Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practice and Policies Regarding Personal Trading and Hedging of Equity
The Company has also established a policy designed to prohibit the officers, directors, and certain employees of CIM and its affiliates from purchasing or selling the Company’s Shares while in possession of material nonpublic information, or otherwise using such information for their personal benefit or in any manner that would violate applicable laws and regulations. The policy also prohibits all directors and officers from engaging in hedging or monetization transactions or similar arrangements with respect to the Company’s securities without prior approval of the Company’s chief compliance officer.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company has also established a policy designed to prohibit the officers, directors, and certain employees of CIM and its affiliates from purchasing or selling the Company’s Shares while in possession of material nonpublic information, or otherwise using such information for their personal benefit or in any manner that would violate applicable laws and regulations.